Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel. 202.739.3000
Fax: 202.739.3001
www.morganlewis.com


  September 3, 2004


VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re: The Advisors' Inner Circle Fund (File Nos. 33-42484 and 811-06400) Filing Pursuant to 497(j)



Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of The Advisors' Inner Circle Fund (the "Trust") that the Prospectus and Statement of Additional Information dated September 1, 2004 for the Chicago Asset Management Value Portfolio and the Prospectus dated September 1, 2004 for the Cambiar Opportunity Fund R Class Shares that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 76 filed electronically on August 27, 2004.

Please do not hesitate to contact me at 202.739.5875 or John Ford at
202.739.5856 should you have any questions.


Sincerely,

/s/ Thomas P. Lemke

Thomas P. Lemke